Capital and reserves - Movement in ordinary shares of the Company (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2024 USD ($) shares Vote $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		33,333,334	33,333,334
Balance at the beginning		$ 18
Cancellation and retirement of repurchased shares			$ 0
Share issued for vesting of RSUs				$ 117
Shares issued upon conversion of exchange loan notes			0	0
Issuance of shares for acquisition			0	$ 39,784
Adjustment for reverse stock split			0
Balance at the end		$ 19	$ 18
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015	$ 0.0015
Stockholders equity note stock split conversion ratio	0.0667	0.0667
Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015	0.0015
Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015	$ 0.0015
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		33,333,334	33,333,334
Authorized share capital		$ 50	$ 50
Par value per share (in US Dollars per share) | $ / shares				$ 0.0001
Ordinary shares | Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		30,000,001	30,000,001
Authorized share capital		$ 45	$ 45
Balance at the beginning (in shares) | shares		10,624,208	8,484,616
Balance at the beginning		$ 16	$ 14
Number of cancellation and retirement of repurchased shares (in shares) | shares		0	(112,317)
Cancellation and retirement of repurchased shares		$ 0	$ 0
Number of shares issued for advisors (in shares) | shares		721,106	0
Share issued for advisors		$ 1	$ 0
Share issued for vesting of restricted share units (in shares) | shares		58,558	513,345
Share issued for vesting of RSUs		$ 0	$ 1
Share issued upon conversion of exchange loan notes (in shares) | shares		0	52,620
Shares issued upon conversion of exchange loan notes		$ 0	$ 0
Adjustment for reverse stock split (in shares) | shares		0	35,754
Adjustment for reverse stock split		$ 0	$ 0
Balance at the end (in shares) | shares		11,403,872	10,624,208	8,484,616
Balance at the end		$ 17	$ 16	$ 14
Par value per share (in US Dollars per share) | $ / shares			$ 0.0001
Number of votes per share | Vote		1
Ordinary shares | Class A ordinary shares | Insighta
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable (in shares) | shares		0	1,481,481
Issuance of shares for acquisition		$ 0	$ 1
Ordinary shares | Class A ordinary shares | ACT
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable (in shares) | shares		0	168,709
Issuance of shares for acquisition		$ 0	$ 0
Ordinary shares | Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		3,333,333	3,333,333
Authorized share capital		$ 5	$ 5
Balance at the beginning (in shares) | shares		1,580,972	647,591
Balance at the beginning		$ 2	$ 1
Share issued for vesting of restricted share units (in shares) | shares		0	933,380
Share issued for vesting of RSUs		$ 0	$ 1
Adjustment for reverse stock split (in shares) | shares		0	1
Adjustment for reverse stock split		$ 0	$ 0
Balance at the end (in shares) | shares		1,580,972	1,580,972	647,591
Balance at the end		$ 2	$ 2	$ 1
Par value per share (in US Dollars per share) | $ / shares			$ 0.0001
Number of votes per share | Vote		20
Ordinary shares after reverse stock
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares			$ 0.0015
Ordinary shares after reverse stock | Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015
Ordinary shares after reverse stock | Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015